Income tax and deferred taxes (Details Textual)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%
Prescriptive period for review legal deadline	3
Prescriptive period extended for review legal deadline	6
Mining Royalties Operation [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	6.51%
Caliche Extraction Operation [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	5.22%
United States
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline	3
Prescriptive period extended for review legal deadline	6
Mexico
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	30.00%	30.00%
Prescriptive period for review legal deadline	5
Spain
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline	4
Belgium
Disclosure of Income tax and deferred taxes [Line Items]
Prescriptive period for review legal deadline	3
Prescriptive period extended for review legal deadline	5
South Africa
Disclosure of Income tax and deferred taxes [Line Items]
Applicable tax rate	28.00%	28.00%
Prescriptive period for review legal deadline	3
Prescriptive period extended for review legal deadline	5